Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Components of notes payable

	June 30, 2015	December 31, 2014

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2015.

	300,000	300,000

Insurance policy finance agreements. During the period ended June 30, 2015 the Company made repayments of $40,280. The notes are due over the next twelve months.	15,307	21,785

Total Notes Payable:	$315,307	$321,785

	December 31,	December 31,
	2014	2013
During the years 2009 to 2013 the Company issued convertible debentures in the aggregate amount of $1,733,006, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $1.88 per share, subject to adjustment, and does not require bifurcation. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor, see Note below.	-	1,733,007

During the years 2010 to 2013, the Company issued convertible debentures in the amount of $645,550 payable to Peter Zachariou, a Director of the Company. These debentures accrue interest rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $2.85 per share, subject to adjustment and does not require bifurcation. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor.	-	625,550

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to David Cantor, in the aggregate amount of $15,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in February 2014.	-	15,000

Total Related Party Notes Payable:	-	$2,373,557

	December 31,	December 31,
	2014	2013

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended to December 31, 2015, subject to certain early repayment provisions.

	300,000	300,000

During the years 2012 to 2013 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $111,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date for this note was extended to January 2, 2017, subject to certain early repayment provisions. On August 5, 2014 the holder exchanged the note into Series D Convertible Preferred Stock of Vycor.	-	111,550

In September 2012 the Company issued short term, unsecured notes payable to Osbaldo Trading Limited in the amount of $42,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in June 2014.	-	42,900

On October 22, 2013 the Company issued a term note for $100,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due November 30, 2013. This note was repaid in January 2014.	-	100,000

Insurance policy finance agreements. During the year ended December 31, 2014 the Company received proceeds from Insurance policy finance agreement of $81,913 and made repayments of $83,862. The notes are due over the next twelve months.	21,786	23,735

Total Other Notes Payable:	$321,786	$578,185